Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Total Revenue
OPERATING EXPENSES
Executive compensation	$ 186,000	$ 186,000	$ 744,000	$ 423,000
General and administrative	34,588	25,031	231,124	$ 40,930
Professional fees	$ 90,394	29,671	259,856
Contingent liability expense			90,000
Research and development - related party		30	30	$ 2,706
Total Operating Expenses	$ 310,982	240,732	1,325,010	466,636
Loss from Operations	(310,982)	$ (240,732)	(1,325,010)	$ (466,636)
OTHER INCOME (EXPENSE)
Gain on extinguishment of debt	11,323		1,200
Interest income			7
Interest expense, related parties	(1,078)		(2,708)
Interest expense	(16,142)		(13,074)
Loss before Income Taxes	$ (316,879)	$ (240,732)	$ (1,339,585)	$ (466,636)
Income tax expense		(50)
Net Loss	$ (316,879)	$ (240,782)	$ (1,339,585)	$ (466,636)
Basic and diluted (loss) per share	$ (0.02)	$ (0.03)	$ (0.10)	$ (0.05)
Basic and diluted weighted average shares outstanding	16,740,778	9,200,000	13,698,896	9,200,000